SUMMARY PROSPECTUS – MAY 1, 2010, AS REVISED MARCH 1, 2011 RS High Yield Bond Fund

Share Class (Ticker): Class A (GUHYX), Class B (RHYBX), Class C (RHYCX), Class K (RHYKX)	Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s Statement of Additional Information (SAI) and most recent reports to shareholders, online at www.RSinvestments.com/prospectus.htm. You can also get this information at no cost by calling 800-766-3863 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. This Summary Prospectus incorporates by reference the Fund’s Prospectus, dated May 1, 2010, as supplemented March 1, 2011, the Fund’s SAI, dated May 1, 2010, and the financial statements included in the Fund’s annual report to shareholders, dated December 31, 2009.

Investment Objective

To seek current income. Capital appreciation is a secondary objective.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 105 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 37 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Share Class	Class A		Class B		Class C		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	None	[1]	3.00%	[2]	1.00%	[3]	None

Annual Fund Operating Expenses (expenses are deducted from Fund assets as a percentage of average daily net assets)
Share Class	Class A		Class B		Class C		Class K
Management Fees	0.60%		0.60%		0.60%		0.60%
Distribution (12b-1) Fees	0.25%		1.00%		1.00%		0.65%
Other Expenses	0.29%		0.38%		0.33%		0.35%
Total Annual Fund Operating Expenses[4]	1.14%		1.98%		1.93%		1.60%
Fee Waiver/Expense Limitation[4]	-0.29%		-0.38%		-0.33%		-0.35%
Net Expenses[4]	0.85%		1.60%		1.60%		1.25%
1	Contingent deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
2	Maximum contingent deferred sales load declines to 2.00% if shares are sold in year 3 or 4 after purchase; 1.00% in year 5 or 6; and 0.00% in year 7 and beyond.
3	Contingent deferred sales load applies for shares sold within one year of purchase.
4	An expense limitation with respect to the Fund’s Total Annual Fund Operating Expenses is imposed pursuant to a written agreement in effect through April 30, 2011. The effect of this limitation is reflected under the caption “Fee Waiver/Expense Limitation.” “Net Expenses” reflect the effect of this expense limitation on Total Annual Fund Operating Expenses. This expense limitation will continue through April 30, 2011, at which time RS Investments will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the operating expenses of the Fund through April 30, 2011, are the same as those shown above under “Net Expenses” and for all subsequent periods are the same as those shown above under “Total Annual Fund Operating Expenses.” The 10-year figures shown below reflect the conversion of Class B shares to Class A shares after the eighth anniversary of purchase. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period				Assuming No Redemption
	Class A	Class B	Class C	Class K	Class A	Class B	Class C	Class K
1 Year	$459	$463	$263	$127	$459	$163	$163	$127
3 Years	$696	$785	$574	$471	$696	$585	$574	$471
5 Years	$952	$1,132	$1,011	$838	$952	$1,032	$1,011	$838
10 Years	$1,684	$2,058	$2,227	$1,871	$1,684	$2,058	$2,227	$1,871

RS HIGH YIELD BOND FUND

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Investments, Risks, and Performance

Principal Investment Strategies

RS Investments, the Fund’s investment adviser, has engaged Guardian Investor Services LLC (“GIS”) to act as sub-adviser to the Fund. The Fund invests primarily in securities, including high-yield corporate bonds, convertible bonds, and other debt securities, that are rated below investment grade by nationally recognized statistical ratings organizations (commonly known as “high-yield” securities or “junk bonds”) at the time of purchase or, if unrated, have been determined by the Fund’s investment team to be of comparable quality.

The Fund’s investment team considers several factors relating to the issuer in purchasing and selling securities relative to the price of the security, such as the earnings patterns, the financial history, the management structure, and the general prospects. The Fund’s investment team considers the duration and the maturity of the Fund’s portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the high-yield securities in which the Fund invests. There is no lower limit on the rating of securities that may be in the Fund. Some of the securities that the Fund buys and holds may be in default, giving them a lower rating.

The Fund normally invests at least 80% of its net assets in debt securities that, at the time of purchase, are rated below investment grade. A security will be considered to be rated below investment grade if it is rated by Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Group Ba1 or BB+, respectively, or lower or, if unrated, has been determined by the Fund’s investment team to be of comparable quality. The debt securities in which the Fund invests may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, “payment-in-kind” securities, and convertible bonds. The Fund may invest in corporate bonds issued in connection with highly leveraged transactions such as mergers, leveraged buy-outs, re-capitalizations, and acquisitions.

The Fund may invest in common and preferred stocks as well as warrants to purchase common stocks, bonds, or other securities; typically, not more than 20% of the Fund’s assets will be invested in these types of securities.

The Fund also may invest up to 35% of the value of its total assets in foreign securities and so-called Yankee securities, which are debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund also may enter into derivative transactions, such as index futures contracts, Treasury futures contracts, Eurodollar futures contracts, interest rate swap agreements, credit default swaps, loan credit default swaps, credit default index swaps and loan credit default index swaps. to manage its exposure to interest rate risk or as a substitute for investments directly in debt securities.

The Fund may invest in loans or other investments that have economic characteristics similar to loans, of any maturity and credit quality. If the Fund invests in loans, the Fund’s investment team may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

Principal Risks

You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.

High-yield/Junk Bond Risk

Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Debt Securities Risk

The value of a debt security or other income-producing security changes in response to changes in interest rates and depends on the issuer’s credit quality.

Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

Mortgage- and Asset-backed Securities Risk

During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

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RS HIGH YIELD BOND FUND

Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by GIS, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

Derivatives Risk

Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price.

Credit Derivatives Risk

The Fund may enter into credit derivatives, including credit default swaps and credit default index investments. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust a Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by a Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject a Fund to greater volatility than investments in more traditional securities.

Agent Insolvency Risk

In the event of the insolvency of an agent bank (in a syndicated loan, the agent bank is the bank in the syndicate whom undertakes the bulk of the administrative duties involved in the day-to-day administration of the loan), a loan could be subject to settlement risk, as well as the risk of interruptions in the administrative duties performed in the day to day administration of the loan (such as processing LIBOR calculations, processing draws, etc.).

Collateral Impairment Risk

The terms of the senior secured corporate loans and corporate debt securities in which a Fund may invest require that collateral be maintained to support payment of the obligation. However, the value of the collateral may decline after the Fund invests and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund. In addition, collateral securing a loan may be found invalid, may be used to pay other outstanding obligations of the borrower under applicable law, or may be difficult to sell. In the event that a borrower defaults, a Fund’s access to the collateral may be limited by bankruptcy and other insolvency laws. There is also the risk that the collateral may be difficult to liquidate, or that a majority of the collateral may be illiquid. As a result, the Fund might not receive payments to which it is entitled.

Fund Performance

The bar chart below and the table on the next page provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by comparing the Fund’s returns with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund’s Class A shares for the past 10 calendar years. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The table compares the Fund’s performance with a broad-based market index. The returns in the table reflect the impact of sales loads. As a result, the returns in the table are lower than the returns in the bar chart. The returns in the table for Class B shares reflect the conversion of Class B shares to Class A shares after the eighth anniversary of purchase. The Fund is the successor to The Guardian High Yield Bond Fund, a mutual fund with substantially similar investment objectives, strategies, and policies (the “Predecessor Fund”). The performance of the Fund provided in the chart and the table includes that of the Predecessor Fund for periods prior to October 9, 2006. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.RSinvestments.com or by calling 800-766-3863.

Annual Total Return for Class A Shares (calendar year-end)

Best Quarter Second Quarter 2009 13.55% Worst Quarter Fourth Quarter 2008 -12.45%

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RS HIGH YIELD BOND FUND

Average Annual Total Returns (periods ended 12/31/09)
	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
Class A Shares	9/1/98
Return Before Taxes		33.73%	4.00%	4.48%	4.75%
Return After Taxes on Distributions		29.86%	1.31%	1.54%	1.75%
Return After Taxes on Distributions and Sale of Fund Shares		21.59%	1.79%	1.96%	2.14%
Barclays Capital U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes)		58.21%	6.46%	6.72%	6.39%
Class B Shares	9/1/98	34.67%	3.87%	4.22%	4.46%
Barclays Capital U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes)		58.21%	6.46%	6.72%	6.39%
Class C Shares	8/7/00	36.69%	4.03%	—	4.46%
Barclays Capital U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes)		58.21%	6.46%	—	7.18%
Class K Shares	5/15/01	38.36%	4.40%	—	5.68%
Barclays Capital U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes)		58.21%	6.46%	—	7.83%

The Barclays Capital U.S. Corporate High-Yield Bond Index is an unmanaged index that is generally considered to be representative of the investable universe of the U.S. dollar-denominated high-yield debt market.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

RS Investment Management Co. LLC

Investment Sub-Adviser

Guardian Investor Services LLC

Investment Team

Kevin Booth, CFA, Co-Portfolio Manager, has managed the Fund since November 2009. Marc Gross, Co-Portfolio Manager, has managed the Fund since 2008. Howard G. Most, Co-Portfolio Manager, has managed the Fund since 2008.

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class B	Class C	Class K
Minimum Initial Investment	$2,500	$2,500	$2,500	$1,000
Minimum Subsequent Investments	$100	$100	$100	None

A $1,000 minimum purchase amount and a $100 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, automatic investment plans, and qualified retirement plans. A $25 minimum initial and subsequent purchase amount applies for payroll deduction accounts.

You may redeem your shares on any business day when the New York Stock Exchange is open by mail (Boston Financial Data Services, RS High Yield Bond Fund, P.O. Box 219717, Kansas City, MO 64121-9717), by telephone (800-766-3863), or online (www.RSinvestments.com).

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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